Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Notes To Financial Statements [Abstract]
Reconciliation of the Numerators and Denominators of the Basic and Diluted Earnings Per Share Computations
A reconciliation of the numerators and denominators of the basic and diluted earnings per unit computations for the years ended December 31, 2012, 2011, and 2010 is presented below:

	For the years ended December 31,
	2012	2011	2010
Units Outstanding
Weighted average common units - basic and diluted	40,412	37,280	32,502

Calculation of Earnings per Unit - basic and diluted
Income from continuing operations	$60,003	$30,526	$17,403
Income attributable to noncontrolling interests	(3,525)	(421)	(473)
Preferred distributions	—	—	(6,549)
Premiums and original issuance costs associated with the redemption of preferred units	—	—	(5,149)
Income from discontinued operations	42,260	16,412	2,049
Net income available for common unitholders	$98,738	$46,517	$7,281

Earnings per unit - basic and diluted:
Income from continuing operations available for common unitholders	$1.43	$0.81	$0.16
Income from discontinued property operations available for common unitholders	1.01	0.44	0.06
Net income available for common unitholders	$2.44	$1.25	$0.22